SUBSEQUENT EVENTS	6 Months Ended	12 Months Ended
	May 31, 2023	Dec. 31, 2022	Nov. 30, 2022
SUBSEQUENT EVENTS

NOTE 9. SUBSEQUENT EVENTS

The Company evaluated subsequent events and transactions that occurred after the unaudited balance sheets date up to the date that the unaudited financial statements were available to be issued.

On July 17, 2023, the Company held a virtual special meeting of its stockholders to vote on three proposals. At the special meeting, holders of AFAR Common Stock voted on and approved, two of the three proposals presented, an extension proposal and a trust amendment proposal. In connection with the vote at the special meeting, Public Stockholders holding 8,708,304 Public Shares exercised their right to redeem those shares for cash. There are currently 5,666,696 shares of AFAR Common Stock issued and outstanding, consisting of (i) 2,791,696 shares of Class A common stock, and (ii) 2,875,000 shares of Class B common stock.

Based upon this review, the Company did not identify any other subsequent events that would have required adjustment or disclosure in the unaudited financial statements.

NOTE 9. SUBSEQUENT EVENTS

The Company evaluated subsequent events and transactions that occurred after the balance sheet date up to the date that the financial statements were available to be issued. Based upon this review, other than the below, the Company did not identify any subsequent events that would have required adjustment or disclosure in the financial statements.

Allrites Holdings Pte Ltd And Subsidiaries [Member]
SUBSEQUENT EVENTS		Note 15 — Subsequent Events The Company has evaluated and recognized or disclosed subsequent events, as appropriate, from the balance sheet date through June 7, 2023, the date the consolidated